Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Republic of Ireland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.6	22.5	23.0
Republic of Ireland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.5	24.4	24.5
Republic of Ireland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.9	24.8	25.4
Republic of Ireland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.8	26.7	26.8
Switzerland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.6	22.6	22.6
Switzerland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.4	24.7	24.7
Switzerland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	25.4	24.8	24.8
Switzerland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.9	26.8	26.8
United States and Canada [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.5	20.1	20.2
United States and Canada [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.4	22.2	22.3
United States and Canada [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.2	22.0	22.1
United States and Canada [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.1	23.9	24.2